Off balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Off Balance Sheet Commitments Relating to Operating Activities	Off balance sheet commitments relating to Sanofi’s operating activities comprise the following:

December 31, 2025		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced(a)	476	26	23	44	383
Irrevocable purchase commitments(b)
•given(c)	5,098	1,999	1,414	810	875
•received	(2,356)	(411)	(595)	(540)	(810)
Research and development license agreements – commitments given
•commitments related to R&D and other commitments(d)	221	196	16	4	5
•contingent milestone payments in connection with development programs in progress(e)	5,341	373	1,413	1,027	2,528
Total – net commitments given	8,780	2,183	2,271	1,345	2,981
(a)Includes the variable portion of future lease payments not recognized as lease liabilities as of December 31, 2025; the equivalent amount of these commitments as of December 31, 2024 was €554 million.
During 2024, Sanofi signed a 12-year lease in France which will take effect in 2027, representing a commitment of €203 million.
(b)These comprise irrevocable commitments to make payments under agreements related to acquisitions of property, plant and equipment, net of down-payments (see Note D.3.), and to make or receive payments under agreements to provide or receive goods or services. As of December 31, 2024, irrevocable commitments amounted to €3,683 million given and €391 million received.
(c)Irrevocable purchase commitments given as of December 31, 2025 include €862 million of commitments to joint ventures. This line also includes (i) the commitment to EUROAPI. amounting to €238 million as of December 31, 2025, and (ii) commitments related to long-term renewable energy purchase contracts lasting between 15 and 20 years giving rise to the physical supply of electricity mainly in France for an estimated total annual volume of
329 GWh.
(d)Commitments related to research and development, and other commitments, amounted to €84 million as of December 31, 2024.
(e)This line only includes contingent milestone payments on development projects in progress. The equivalent amount as of December 31, 2024 was
€4,230 million. These commitments include contingent milestone payments in connection with purchases of groups of assets amounting to €2,119 million as of December 31, 2025 (of which €1,107 million related to the acquisition of Dren-0201, Inc and €383 million related to the acquisition of Vicebio Ltd. -
see Note D.1.) and €741 million as of December 31, 2024.

Summary of Undrawn Credit Facilities	Undrawn credit facilities are as follows:

December 31, 2025		Expiry
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
General-purpose credit facilities	8,000	—	4,000	4,000	—

Summary of Amount of Guarantees Given and Received	The table below shows the amount of guarantees given and received:

(€ million)	2025	2024	2023
Guarantees given:	2,607	4,298	3,936
•Guarantees provided to banks in connection with credit facilities	998	1,130	1,067
•Other guarantees given	1,609	3,168	2,869
Guarantees received	(288)	(1,288)	(1,272)